Cover	6 Months Ended
Jun. 30, 2020
Document Information [Abstract]
Document Type	6-K
Entity File Number	001-31269
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	ALCON INC.
Entity Address, Address Line One	Chemin de Blandonnet 8
Entity Address, Address Line Two	1214 Vernier
Entity Address, City or Town	Geneva
Entity Address, Country	CH
Entity Central Index Key	0001167379
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2